                        SUPPLEMENT DATED AUGUST 19, 2005
                                     TO THE
                      STATEMENT OF ADDITIONAL INFORMATION

                               DATED MAY 2, 2005
                            VAN KAMPEN EXCHANGE FUND

The Statement of Additional Information is hereby supplemented as follows:

     In the section entitled "MANAGEMENT OF THE REGISTRANT -- OFFICERS," under the list of officers, Phillip G. Goff replaces James W. Garrett as follows:

Phillip G. Goff (41)        Chief Financial  Officer     Executive Director of Morgan Stanley
1 Parkview Plaza            Officer and      Since 2005  Treasurer Investment Management since
Oakbrook Terrace, IL 60181  Treasurer                    June 2005. Chief Financial Officer and
                                                         Treasurer of the funds in the Fund
                                                         Complex since August 2005. Prior to
                                                         June 2005, Vice President and Chief
                                                         Financial Officer of Enterprise Capital
                                                         Management, Inc., an investment holding
                                                         company.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 EXCHSPTSAI 8/05